Subsequent Events (Details) - USD ($)						6 Months Ended	9 Months Ended
		Sep. 23, 2025	Sep. 18, 2025	Sep. 16, 2025	Jul. 11, 2025	Jun. 30, 2025	Sep. 23, 2025	Sep. 30, 2025	Jun. 17, 2025	Dec. 31, 2024	Aug. 30, 2024	Oct. 26, 2022
Subsequent Events [Line Items]
Number of share, par value (in Dollars per share)						$ 6.75
Ordinary shares issued											5,000
Warrant purchase						10,500
Warrants exercisable terms						36 months
Warrant exercisable price (in Dollars per share)						$ 6.75
Total proceeds (in Dollars)						$ 166,667
Aggregate gross proceeds (in Dollars)			$ 300,000,000
Total aggregate gross proceeds (in Dollars)						$ 300,000,000
Stock issuance term			5 years
Strategic advisor agreement term			10 years
Closing term						30 days
Conversion of stock shares converted						131,821
Remaining shares outstanding						35,000
Gross proceeds (in Dollars)						$ 270,853,119
Shares proceeds						166,667
Conversion of stock						569,120
Outstanding registrable securities			50.10%
Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Number of share, par value (in Dollars per share)			$ 9			$ 0.05			$ 6.75
Authorised share						25,000,000			207,407			2,000,000
Ordinary shares issued						131,821			0.05
Offering price per share (in Dollars per share)			61,505,516
Warrant purchase						200,000
Warrant exercisable price (in Dollars per share)						$ 0.05
Closing term						30 days
Conversion of stock shares converted						569,120
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of share, par value (in Dollars per share)	[1]					$ 0.05				$ 0.05
Authorised share	[1]					5,000,000				5,000,000
Ordinary shares issued	[1]					633,800				633,800
Conversion of stock shares converted						233,800
PIPE Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Ordinary shares issued						3,333,330
Warrant exercisable price (in Dollars per share)						$ 0.05
Shares issued						120,598
PIPE Offering [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)						$ 300,000,000
Strategic Advisor Common Warrants 1 [Member]
Subsequent Events [Line Items]
Warrant exercisable price (in Dollars per share)						$ 6.75
Strategic Advisor Common Warrants 2 [Member]
Subsequent Events [Line Items]
Number of share, par value (in Dollars per share)			$ 11.25
Percentage of aggregate shares			9.00%
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Ordinary shares issued						61,505,516
Warrant exercisable price (in Dollars per share)						$ 0.05
Series A Preferred Shares [Member]
Subsequent Events [Line Items]
Number of share, par value (in Dollars per share)	[1]					$ 0.005				$ 0.005
Authorised share	[1]					10,000,000				10,000,000
Ordinary shares issued	[1]					731,400				545,000
Conversion of stock shares converted						711,400
Conversion of newly issued shares						400,000
Conversion of stock						20,000
Series B Preferred Shares [Member]
Subsequent Events [Line Items]
Number of share, par value (in Dollars per share)	[1]					$ 0.005				$ 0.005
Authorised share	[1]					2,500,000				2,500,000
Ordinary shares issued	[1]					41,391				0
Issuance of preferred shares						120,599
Net proceeds (in Dollars)						$ 599,102
Balance of shares
D. McClory [Member]
Subsequent Events [Line Items]
Warrant purchase						5,958,695
Boustead & Company Limited [Member]
Subsequent Events [Line Items]
Warrant purchase						93,887
Warrants [Member]
Subsequent Events [Line Items]
Warrant purchase						6,971
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Ordinary shares issued						3,333,330
Warrant purchase						604,380
WPA Investor Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase						622,080
WPA Investor Purchas [Member]
Subsequent Events [Line Items]
Warrant purchase						6,221
DM Warrant Purchase [Member]
Subsequent Events [Line Items]
Warrant purchase						2,000
Closing term							30 years
Warrants [Member]
Subsequent Events [Line Items]
Warrant purchase						194,334
Subsequent [Member]
Subsequent Events [Line Items]
Consecutive business days					10 days
Subsequent [Member] | Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Consecutive business days					30 years
Number of share, par value (in Dollars per share)					$ 1
Bid price (in Dollars per share)					$ 1
Issuance of preferred shares			0.05
Forecast [Member]
Subsequent Events [Line Items]
Conversion of ordinary shares				5
Additional shares				5
Shares with nominal value (in Dollars per share)				$ 0.05
Ordinary shares issued								143,000
Transaction fee (in Dollars)		$ 300,000,000
Percentage of cash compensation			0.50%
Cash compensation (in Dollars)			$ 1,000,000,000
Percentage of aggregate shares			10.00%
Forecast [Member] | Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Conversion of ordinary shares				5
Nominal value of shares				10,000,000,000
Shares with nominal value (in Dollars per share)				$ 0.05
Ordinary shares issued			61,505,516					249,000
Offering price per share (in Dollars per share)			$ 4.5
Warrant purchase			5,161,152
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorised share				1,750,000
Stock dividends				5,000,000
Shares with nominal value (in Dollars per share)				$ 0.05
Nominal value of shares				25,000,000
Forecast [Member] | Preferred Shares [Member]
Subsequent Events [Line Items]
Nominal value of shares				50,000,000
Shares with nominal value (in Dollars per share)				$ 0.005
Nominal value (in Dollars)				$ 501,750,000
Forecast [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Additional shares				5,000,000
Forecast [Member] | PIPE Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Offering price per share (in Dollars per share)			$ 4.45
Warrant purchase			5,161,152
Forecast [Member] | Strategic Advisor Common Warrants 1 [Member]
Subsequent Events [Line Items]
Percentage of aggregate shares			50.00%
Forecast [Member] | SOL AUM [Member]
Subsequent Events [Line Items]
Percentage of cash compensation			1.00%
Cash compensation (in Dollars)			$ 1,000,000,000
Forecast [Member] | Directors and Officers [Member]
Subsequent Events [Line Items]
Ordinary shares issued								74,500
Forecast [Member] | Directors [Member]
Subsequent Events [Line Items]
Ordinary shares issued								15,000
Forecast [Member] | Ross Carmel [Member]
Subsequent Events [Line Items]
Ordinary shares issued								16,500
Forecast [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrant purchase			1
Forecast [Member] | PIPE Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase			1

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.